Share-Based Payments - Fair Value and Parameters for Cash-Settled Plans (Details) € / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2020 USD ($)
LTI Plan 2016
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 72.94	€ 94.06
Weighted average share price | € / shares	€ 107.22	€ 120.32
Expected dividend yield	1.54%	1.26%
Weighted average remaining life of awards outstanding	1 year 2 months 12 days	1 year 10 months 24 days
Peer Group Index price	481.65	363.63
Peer Group expected dividend yield	1.14%	1.17%	1.14%
LTI 2020
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 94.75
Weighted average share price | € / shares	€ 107.22
Expected volatility	30.00%
Weighted average remaining life of awards outstanding	3 years 2 months 12 days
NASDAQ-100 Total Return Index | $			$ 15,072,290
Expected volatility of the NASDAQ-100 companies	36.00%		36.00%
Expected correlation of SAP and the NASDAQ-100 companies of ##%	31.00%		31.00%
SOP 2010
SHARE-BASED PAYMENTS
Weighted average fair value | €		€ 49.51
Weighted average share price | € / shares		€ 120.32
Expected dividend yield		1.26%
Weighted average remaining life of awards outstanding		3 months 18 days
RSU
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 105.52	€ 118.72
Weighted average share price | € / shares	€ 107.22	€ 120.32
Expected dividend yield	1.54%	1.26%
Weighted average remaining life of awards outstanding	1 year	1 year
Qualtrics Rights
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 33.66	€ 37.55
Weighted average share price | € / shares	€ 107.22	€ 120.32
Expected dividend yield	1.54%	1.26%
Weighted average remaining life of awards outstanding	1 year 6 months	1 year 8 months 12 days
Lowest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	0.75%	0.68%
Expected volatility	34.00%	20.00%
Peer Group expected volatility	26.00%	18.00%	26.00%
Expected correlation of the SAP share price and index price	27.00%	38.00%	27.00%
Lowest | SOP 2010
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)		0.25%
Expected volatility		27.00%
Lowest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	0.77%	0.68%
Lowest | Qualtrics Rights
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	0.77%	0.55%
Highest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	0.11%	0.57%
Expected volatility	42.00%	25.00%
Peer Group expected volatility	31.00%	22.00%	31.00%
Expected correlation of the SAP share price and index price	30.00%	40.00%	30.00%
Highest | SOP 2010
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)		0.08%
Expected volatility		36.00%
Highest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	0.32%	0.31%
Highest | Qualtrics Rights
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	0.37%	0.35%